INCOME TAXES (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Federal net operating loss carryforward			$ 6,580,000
Operating loss carryforward limitation			Federal Net Operating Loss Carry forwards, of which $1.3 million will begin to expire beginning 2031
Income tax expiration date description			$4.8 million will not expire but are limited to use of 80% of current year taxable income.
State net operation loss carry forward			$ 1,907,000
Extinguishment of PPP loan
Change in valuation of allowance			$ 1,533,006	$ 205,228
Annual effective tax rate from continuing operation		0.00%	0.00%	0.00%
CARES Act [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Income tax percentage description			Internal Revenue Code Section 382 limits the ability to utilize net operating losses if a 50% change in ownership occurs over a three-year period. Such limitation of the net operating losses may have occurred, but we have not analyzed it at this time as the deferred tax asset is fully reserved. On March 27, 2020, the US government signed the Coronavirus Aid, Relief and Economic Security (CARES) Act into law, a $2 trillion relief package to provide support to individuals, businesses and government organizations during the COVID-19 pandemic.
CARES Act [Member] | Paycheck Protection Program [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Extinguishment of PPP loan	$ 508,700